Revenue Recognition - Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2021
Capitalized Contract Cost [Line Items]
Contract with customer, deferred revenue, revenue recognized	$ 176,828
Receivables from contracts with customers, net
Capitalized Contract Cost [Line Items]
Contracts with customers, assets, net	106,664	$ 69,295	$ 72,978
Contract assets, current
Capitalized Contract Cost [Line Items]
Contracts with customers, assets, net	5,503	11,254	7,052
Deferred revenue, including non-current portion
Capitalized Contract Cost [Line Items]
Deferred revenue, including non-current portion	203,256	226,029	199,041
Other receivables, net, current | Related Party
Capitalized Contract Cost [Line Items]
Contracts with customers, assets, net	$ 4,163	$ 5,397	$ 5,172